Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Other receivables	167,719	-	-
Prepayments	90,547	61,760	48,030
Deposits	60,659	7,738	6,018
Goods and Services Tax receivables	3,774	3	3
	322,699	69,501	54,051